EXPLORATION AND EVALUATION ASSETS (Details) - Exploration and evaluation assets - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 607.0	$ 104.2
Acquisitions	15.8	515.2
Additions	191.8	224.8
Dispositions	0.0	(0.1)
Reclassified as assets held for sale	0.0	(1.8)
Transfers to property, plant and equipment	(219.7)	(204.3)
Amortization	(122.6)	(30.9)
Foreign exchange	0.0	(0.1)
Ending balance	472.3	607.0
Impairment loss recognised	0.0	0.0
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,578.6	1,453.4
Ending balance	1,212.5	1,578.6
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(971.6)	(1,349.2)
Ending balance	$ (740.2)	$ (971.6)